Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

13. Net Loss Per Share

Net loss per share calculations for all periods prior to the Business Combination have been retrospectively adjusted for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Subsequent to the Business Combination, net loss per share was calculated based on the weighted average number of common stock then outstanding.

The Company computes net loss per share of the Class A Common Stock and Class B Common Stock using the two-class method required for participating securities. Basic and diluted loss per share was the same for each period presented as the inclusion of all potential Class A Common Stock and Class B Common Stock outstanding would have been antidilutive. Basic and diluted loss per share are the same for each class of common stock because they are entitled to the same liquidation and dividend rights. The following table sets forth the computation of basic and diluted loss per Class A Common Stock and Class B Common Stock (in thousands, except for share and per share data):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss–Basic and diluted	$(122,461)	$(23,605)	$(27,780)
Denominator:
Weighted average common shares outstanding –Basic and diluted	294,549,146	261,228,108	236,040,717
Net loss per share attributable to common stockholders–Basic and diluted	$(0.42)	$(0.09)	$(0.12)

The following outstanding common stock equivalents were considered antidilutive, and therefore, excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented (share numbers are not in thousands):

	Number of Securities
	Outstanding at December 31,
	2020	2019	2018
Convertible promissory notes	—	—	12,099,120
Common and preferred stock warrants	22,314,778	3,635,180	3,087,307
Common stock options	51,735,883	37,206,199	30,911,188
Restricted stock units	341,256	—	—
Earnout shares	10,000,000	—	—
Total	84,391,917	40,841,379	46,097,615